UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13 F COVER PAGE


Report for the Calendar Year or Quarter Ended:         March 31, 2004

Check here if Amendment [    ]:   Amendment Number:
This Amendment (Check only one)
                        [    ]  adds new holdings entries

Institutional Investment Manager filing this Report:

Name:     Axiom International Investors LLC
Address:  55 Railroad Avenue, 3rd Floor
          Greenwich, CT 06830

13F File Number:

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager.

Name:     Andrew Jacobson
Phone:    (203) 422-8000

Signature, Place and Date of Signing:

Andrew Jacobson     Greenwich, CT       June 2, 2004

Report Type (Check only one):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of other Managers reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      55

Form 13F Information Table Value Total:      $339,388,334.00



List of Other Included Managers:




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FORM 13F INFORMATION TABLE

                                                 Value  Shares/Sh/PutInvestm
Other   Voting Authority
      Name of Issuer      Title of Class  CUSIP  (x $100Prn AmtPrn
CaDiscretManagers  Sole  SharedNone




Kerzner International Ltd        Shs	 P6065Y107 3575 80600Sh    Sole
80600     0    0
Mobile Telesystems OJSC       Sponsored ADR	 607409109 54402 413700Sh    Sole
413700     0    0
Nortel Networks Corp New        Com	 656568102 79381 13363800Sh    Sole
13363800     0    0
Compania Vale Do Rio Doce       Sponsored ADR	 204412209 58194 1060000Sh    Sole
1060000    0    0
ICICI BK LTD        ADR	 45104G104 1045 65500Sh    Sole
65500    0    0
Viacom Inc       CL A	 925524100 348 8800Sh    Sole
8800   0    0
Varian Med Sys Inc       Com	 92220P105 457 5300Sh    Sole
5300    0    0
Toro Co       Com	 8910292108 980 15800Sh    Sole
15800    0    0
Toll Brothers Inc       Com	 889778103 600 13200Sh    Sole
13200    0    0
Rohm & Haas Co       Com	 775371107 362 9100Sh    Sole
9100    0    0
Rogers Corp       Com	 775133101 469 8800Sh    Sole
8800    0    0
Qualcomm Inc       Com	 747525103 1339 20200Sh    Sole
20200    0    0
Pizer Inc       Com	 717081103 799 22800Sh    Sole
22800    0    0
Omnivsion Technologies Inc       Com	 68218103 491 18000Sh    Sole
18000    0    0
Nextel Communications Inc       CL A	 65332V103 1057 42900Sh    Sole
42900    0    0
MBNA Corp       Com	 55262L100 563 20400Sh    Sole
20400    0    0
Lucent Technologies Inc        Com	 549463107 616 150000Sh    Sole
150000     0    0
Joy Global Inc        Com	 481165108 535 19100Sh    Sole
19100    0    0
International Game Technology        Com	 459902102 935 20800Sh    Sole
20800     0    0
Ingersoll-Rand Company ltd        CL A	 G4776G101 974 14400Sh    Sole
14400     0    0
Guidant Corp        Com	 401698105 304 4800Sh    Sole
4800     0    0
Goldman Sachs Group Inc        Com	 38141G104 500 4800Sh    Sole
4800     0    0
Fleetboston Finl Corp        Com	 339030108 341 7600Sh    Sole
7600     0    0
E Trade Group Inc       Com	 269246104 232 17400Sh    Sole
17400     0    0
Corning Inc       Com	 219350105 457 40900Sh    Sole
40900     0    0
Citigroup Inc       Com	 172967101 935 18100Sh    Sole
18100     0    0
Cisco Sys Inc       Com	 17275R102 266 11300Sh    Sole
11300     0    0
Chicos Fas Inc       Com	 168615102 417 9000Sh    Sole
9000     0    0
Becton Dickenson & Co       Com	 075887109 581 12000Sh    Sole
12000     0    0
Alberto Culver Co       Com	 013068101 473 10800Sh    Sole
10800     0    0
Cree       Com	 225447101 398 17900Sh    Sole
17900     0    0
Flextronics Intl Ltd       Ord   Y2573F102 14077 823700Sh    Sole
823700    0    0
Petroleo Brasileiro Sa Petro       Sponsored ADR	 71654V08 6931 206900Sh    Sole
206900    0    0
Open JT STK Co-Vimpel Commun       Sponsored ADR	 68370R109 582 5600Sh    Sole
5600    0    0
Tyco Intl Ltd New        Com	 902124106 481 16800Sh    Sole
16800     0    0
America Movil S A DE C V        SPON ADR L SHS	 02364W105 33814 874900Sh    Sole
874900     0    0
GlobalSantaFe Corp        SHS	 G3930E01 57514 2071100Sh    Sole
2071100     0    0
Millicom Intl Cellular S A        SHS NEW	L6388F110 4030 183200Sh    Sole
183200     0    0
American Express CO        COM	025816109 679 13100Sh    Sole
13100     0    0
Avaya INC        COM	053499109 211 13300Sh    Sole
13300     0    0
Best Buy INC         COM   086516101 93 1800Sh    Sole
1800     0    0
Brunswick Corp         COM   117043109 1106 27100Sh    Sole
27100    0    0
Conmed Corp          COM   207410101 440 14900Sh    Sole
14900   0    0
Hewlitt Packard Co        COM	428236103 324 14200Sh    Sole
14200   0    0
Intl Paper Co                COM   460146103 439 10400Sh    Sole
10400   0    0
L-3 Communications Hldgs Inc        COM   502424904 576 9700Sh    Sole
9700   0    0
Mandalay Resort Group        COM   562567107 240 4200Sh    Sole
4200   0    0
Rayovac Corp        COM   755081106 597 20900Sh    Sole
20900   0    0
CNH Global N V        SHS NEW	N20935206 2638 140900Sh    Sole
140900   0    0
Tektronix Inc       Com 	879131100 363 11100Sh    Sole
11100   0    0
Tifany and Co New       Com 	886547108 522 13700Sh    Sole
13700   0    0
Timberland Co      Com 	887100105 362 6100Sh    Sole
6100   0    0
Timken Co      Com 	887389104 360 15500Sh    Sole
15500   0    0
Veritas DGC Inc     Com 	92343P107 505 24400Sh    Sole
24400   0    0
TXU Corp    Com 	873168108 461 16100Sh    Sole
16100   0    0


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